Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Income Taxes [Line Items]
Unrecognized tax benefits at beginning of year	$ 1,445
Gross increases - tax positions in prior period
Gross decreases - tax positions in prior period
Gross increases - current period tax positions
Gross decreases - current period tax positions
Settlements
Lapse of statute of limitations	(1,445)
Unrecognized tax benefits at end of year